PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of June 30, 2025 and December 31, 2024 consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Leasehold improvements	$3,250,336	$3,133,996
Machinery equipment (i)	12,809,954	12,680,132
Office equipment	824,342	929,161
Motor vehicles	131,279	127,145
Construction in progress (ii)	529,467	414,635
Total	17,545,378	17,285,069
Accumulated depreciation	(6,260,936)	(6,226,161)
Impairment	(10,293,206)	(10,203,718)
Carrying amount	$991,236	$855,190

(i)	Machinery equipment also includes mold and tooling.

(ii)

During the six months ended June 30, 2025 and 2024, the Company transferred construction in progress of $0.

During the six months ended June 30, 2025, the Company had a gain of asset disposal of $66,138. During the six months ended June 30, 2024, the Company had a loss of asset disposal of $175,292.

During the six months ended June 30, 2025 and 2024, the Company incurred depreciation expense of $57,531 and $711,348, respectively.

There was no impairment loss during the six months ended June 30, 2025 and 2024.

During the six months ended June 30, 2025, the Company had offset part of its debt with fixed assets, resulting in a debt restructuring gain of $7,218.

The aggregate carrying amount of the assets pledged for short term and long term loans by the Company as of June 30, 2025 and December 31, 2024 were as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Machinery equipment	$932,900	$941,270
Total	$932,900	$941,270